Cover	Feb. 18, 2025
Cover [Abstract]
Entity Registrant Name	LZG INTERNATIONAL, INC.
Entity Central Index Key	0001126115
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 18, 2025
Entity Ex Transition Period	false
Entity File Number	000-53994
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	90-1907109
Entity Address Address Line 1	135 WEST 41st STREET
Entity Address Address Line 2	SUITE 5-104
Entity Address City Or Town	NEW YORK
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
City Area Code	917
Local Phone Number	310-3978
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false